Offerings	Jan. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 4.85% Debentures, Series due February 4, 2028
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99997
Maximum Aggregate Offering Price	$ 999,970,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,095.41
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 4.85% Debentures, Series due February 4, 2028
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the 4.85% Debentures, Series due February 4, 2028 (the “2028 Debentures”), the 5.05% Debentures, Series due March 15, 2030 (the “2030 Debentures”), the 5.30% Debentures, Series due March 15, 2032 (the “2032 Debentures”), the 5.45% Debentures, Series due March 15, 2035 (the “2035 Debentures”), the 5.90% Debentures, Series due March 15, 2055 (the “2055 Debentures”) and the Floating Rate Debentures, Series due February 4, 2028 (the “Floating Rate Debentures,” and together with the 2028 Debentures, the 2030 Debentures, the 2032 Debentures, the 2035 Debentures and the 2055 Debentures, the “Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 5.05% Debentures, Series due March 15, 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99974
Maximum Aggregate Offering Price	$ 999,740,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,060.19
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 5.05% Debentures, Series due March 15, 2030
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the 4.85% Debentures, Series due February 4, 2028 (the “2028 Debentures”), the 5.05% Debentures, Series due March 15, 2030 (the “2030 Debentures”), the 5.30% Debentures, Series due March 15, 2032 (the “2032 Debentures”), the 5.45% Debentures, Series due March 15, 2035 (the “2035 Debentures”), the 5.90% Debentures, Series due March 15, 2055 (the “2055 Debentures”) and the Floating Rate Debentures, Series due February 4, 2028 (the “Floating Rate Debentures,” and together with the 2028 Debentures, the 2030 Debentures, the 2032 Debentures, the 2035 Debentures and the 2055 Debentures, the “Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 5.30% Debentures, Series due March 15, 2032
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99985
Maximum Aggregate Offering Price	$ 749,887,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,807.78
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 5.30% Debentures, Series due March 15, 2032
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the 4.85% Debentures, Series due February 4, 2028 (the “2028 Debentures”), the 5.05% Debentures, Series due March 15, 2030 (the “2030 Debentures”), the 5.30% Debentures, Series due March 15, 2032 (the “2032 Debentures”), the 5.45% Debentures, Series due March 15, 2035 (the “2035 Debentures”), the 5.90% Debentures, Series due March 15, 2055 (the “2055 Debentures”) and the Floating Rate Debentures, Series due February 4, 2028 (the “Floating Rate Debentures,” and together with the 2028 Debentures, the 2030 Debentures, the 2032 Debentures, the 2035 Debentures and the 2055 Debentures, the “Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 5.45% Debentures, Series due March 15, 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99621
Maximum Aggregate Offering Price	$ 996,210,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,519.75
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 5.45% Debentures, Series due March 15, 2035
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the 4.85% Debentures, Series due February 4, 2028 (the “2028 Debentures”), the 5.05% Debentures, Series due March 15, 2030 (the “2030 Debentures”), the 5.30% Debentures, Series due March 15, 2032 (the “2032 Debentures”), the 5.45% Debentures, Series due March 15, 2035 (the “2035 Debentures”), the 5.90% Debentures, Series due March 15, 2055 (the “2055 Debentures”) and the Floating Rate Debentures, Series due February 4, 2028 (the “Floating Rate Debentures,” and together with the 2028 Debentures, the 2030 Debentures, the 2032 Debentures, the 2035 Debentures and the 2055 Debentures, the “Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. 5.90% Debentures, Series due March 15, 2055
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99723
Maximum Aggregate Offering Price	$ 747,922,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,506.93
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of 5.90% Debentures, Series due March 15, 2055
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the 4.85% Debentures, Series due February 4, 2028 (the “2028 Debentures”), the 5.05% Debentures, Series due March 15, 2030 (the “2030 Debentures”), the 5.30% Debentures, Series due March 15, 2032 (the “2032 Debentures”), the 5.45% Debentures, Series due March 15, 2035 (the “2035 Debentures”), the 5.90% Debentures, Series due March 15, 2055 (the “2055 Debentures”) and the Floating Rate Debentures, Series due February 4, 2028 (the “Floating Rate Debentures,” and together with the 2028 Debentures, the 2030 Debentures, the 2032 Debentures, the 2035 Debentures and the 2055 Debentures, the “Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.

Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Floating Rate Debentures, Series due February 4, 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Floating Rate Debentures, Series due February 4, 2028
Amount of Registration Fee	$ 0
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement Nos.
333-278184
and
333-278184-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on each of the 4.85% Debentures, Series due February 4, 2028 (the “2028 Debentures”), the 5.05% Debentures, Series due March 15, 2030 (the “2030 Debentures”), the 5.30% Debentures, Series due March 15, 2032 (the “2032 Debentures”), the 5.45% Debentures, Series due March 15, 2035 (the “2035 Debentures”), the 5.90% Debentures, Series due March 15, 2055 (the “2055 Debentures”) and the Floating Rate Debentures, Series due February 4, 2028 (the “Floating Rate Debentures,” and together with the 2028 Debentures, the 2030 Debentures, the 2032 Debentures, the 2035 Debentures and the 2055 Debentures, the “Debentures”). The value attributable to the NextEra Energy, Inc. guarantees, if any, are reflected in the offering price of each such Debenture, as applicable. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantees is payable.